UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA WORLD GROWTH FUND - SEMIANNUAL  REPORT FOR  PERIOD ENDING NOVEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA WORLD GROWTH Fund

                                      [GRAPHIC OF USAA WORLD GROWTH FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       17

    Financial Statements                                                    19

    Notes to Financial Statements                                           22

EXPENSE EXAMPLE                                                             35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                      WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]     IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                    AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                       "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF DAVID R. MANNHEIM]                      [PHOTO OF SIMON TODD]
 DAVID R. MANNHEIM                                 SIMON TODD, ASIP, CFA
   MFS Investment Management                          MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA World Growth Fund had a total return of 6.95% for the six months ended November 30, 2005. This compares to a 9.48% return for the Lipper Global Funds Average, 10.11% for the Lipper Global Funds Index, and 8.80% for the Morgan Stanley Capital International (MSCI) World Index.

HOW DID OVERSEAS STOCK MARKETS PERFORM COMPARED TO THE UNITED STATES?

                 Overseas developed markets as measured by the MSCI Europe, Australasia and Far East (EAFE) Index had a total return (in U.S. dollars) of 11.23%, while the S&P 500 Index returned just 5.88%. Valuations for international companies as a group remain well below their U.S. counterparts, with an earnings environment equal to or better than that in the United States. Inflows into international equity mutual funds in 2005 have

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 been higher than those into U.S. equity funds for the first time since 1990. Additionally, we've seen restructuring and the ability to take out costs happening in Europe, much as it happened in the United States in the late 1990s and early 2000s.

WHAT HAS BEEN THE MOST SURPRISING MARKET IN TERMS OF PERFORMANCE?

                 We've seen strong outperformance in Japan. The Japanese prime minister was re-elected with a mandate to restructure and reform, and that has led to a very strong snapback in the stocks of Japanese banks, which have suffered for many years from non-performing loans and other structural problems. As compared to the MSCI World Index, our substantial underweight in Japan as a market and the big Japanese banks specifically detracted from performance during the six months, although it had been highly beneficial in the past few years. We still don't find the bank stocks particularly attractive, but we are finding companies in other sectors in Japan that we like.

IN WHAT KIND OF COMPANIES IS THE FUND INVESTING?

                 We conduct bottom-up fundamental research, investing company by company. The portfolio's industry sector and geographic weights are a result of where we are finding opportunities. If you look at the portfolio, the type of companies we're finding attractive are those focused on corporate spending, as opposed to consumer spending. The consumer has done really well for a long time, but corporations have been hesitant to spend at a time when they have record amounts of cash on hand. Investments that have been put off are starting to be made, benefiting companies in industries such as machinery, heavy construction, and mining.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

WHICH STOCKS HAD THE BIGGEST IMPACT ON RELATIVE PERFORMANCE?

                 As is sometimes the case, the biggest contributor to relative performance was the fact that we didn't own a poorly performing stock, specifically Pfizer, Inc. (U.S.). Stocks that we did own that had the largest contribution to relative performance were Goldman Sachs Group, Inc. (U.S.), EnCana Corp. (Canada), Hutchison Telecommunications International Ltd. (Hong Kong), and Canadian National Railway Co. (Canada). Hutchison Communications was supported by strong revenue and profit growth and particularly good news from its mobile businesses in emerging markets. Canadian National Railway is benefiting from increasing capital expenditures, strong earnings, and a share buyback program.

                 Among the major detractors from relative performance were Dell, Inc. (U.S.), Symantec Corp. (U.S.), Eli Lilly and Co. (U.S.), and Sanofi-Aventis S.A. (France).

WHAT'S YOUR OUTLOOK?

                 We're finding opportunities in a broad range of sectors, from consumer products companies to industrial firms that we believe should benefit from higher capital expenditures. As always, we're choosing to invest in what we believe to be fundamentally solid companies, one stock at a time, wherever we find them in developed stock markets.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA WORLD GROWTH FUND

                             [LOGO OF LIPPER LEADER
                                 TAX EFFICIENCY]

The Fund is listed as a Lipper Leader for Tax Efficiency among 49 funds within the Lipper Global Multi-Cap Core Funds category for the overall period ending November 30, 2005.

LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF NOVEMBER 30, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 38 AND 10 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 3 AMONG 49 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA WORLD GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

--------------------------------------------------------------------------------
                                       11/30/05                 5/31/05
--------------------------------------------------------------------------------
Net Assets                         $351.9 Million            $330.8 Million
Net Asset Value Per Share             $18.77                    $17.55

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05*            1 YEAR            5 YEARS          10 YEARS
      6.95%                      9.30%             2.64%             6.87%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            LIPPER GLOBAL     LIPPER GLOBAL      MSCI WORLD       USAA WORLD
            FUNDS AVERAGE      FUNDS INDEX         INDEX          GROWTH FUND
            -------------     -------------      ----------       -----------
11/30/95     $10,000.00        $10,000.00        $10,000.00        $10,000.00
12/31/95      10,192.83         10,194.66         10,290.26         10,269.28
01/31/96      10,483.24         10,495.46         10,474.28         10,559.92
02/29/96      10,609.36         10,605.87         10,535.92         10,746.23
03/31/96      10,774.14         10,768.55         10,709.06         10,984.70
04/30/96      11,142.35         11,125.55         10,958.68         11,446.74
05/31/96      11,281.29         11,225.10         10,965.96         11,551.08
06/30/96      11,272.79         11,195.36         11,019.21         11,551.08
07/31/96      10,772.75         10,708.98         10,627.57         10,938.45
08/31/96      11,031.38         10,983.52         10,747.51         11,271.10
09/30/96      11,387.94         11,292.96         11,166.09         11,557.32
10/31/96      11,398.81         11,295.76         11,241.83         11,518.64
11/30/96      11,949.55         11,829.93         11,869.59         12,166.46
12/31/96      11,936.56         11,848.76         11,677.27         12,228.99
01/31/97      12,240.55         12,113.98         11,815.81         12,692.58
02/28/97      12,297.26         12,187.93         11,949.49         12,692.58
03/31/97      12,096.79         12,042.12         11,710.90         12,564.69
04/30/97      12,294.13         12,194.93         12,091.46         12,724.55
05/31/97      13,033.61         12,940.25         12,835.59         13,459.88
06/30/97      13,585.48         13,495.73         13,473.56         14,075.33
07/31/97      14,262.62         14,169.96         14,091.91         14,716.61
08/31/97      13,496.09         13,385.28         13,147.01         13,999.33
09/30/97      14,326.10         14,216.10         13,859.03         14,840.28
10/31/97      13,457.91         13,321.59         13,127.38         13,949.87
11/30/97      13,575.79         13,349.43         13,357.44         13,661.31
12/31/97      13,785.73         13,505.91         13,518.00         13,802.37
01/31/98      13,943.18         13,657.48         13,892.47         13,819.42
02/28/98      14,910.49         14,579.40         14,829.97         14,859.50
03/31/98      15,708.65         15,313.10         15,453.91         15,694.97
04/30/98      15,936.35         15,536.22         15,602.61         15,959.25
05/31/98      15,793.61         15,403.07         15,404.74         15,652.35
06/30/98      15,939.14         15,450.99         15,768.00         15,584.14
07/31/98      15,971.70         15,457.55         15,740.36         15,339.35
08/31/98      13,597.70         13,206.18         13,638.98         12,728.40
09/30/98      13,679.90         13,213.82         13,877.85         12,631.37
10/31/98      14,540.75         14,088.56         15,130.03         13,681.04
11/30/98      15,383.02         14,864.66         16,027.43         14,298.50
12/31/98      16,227.61         15,482.21         16,808.01         15,233.50
01/31/99      16,768.44         15,805.66         17,173.61         15,718.64
02/28/99      16,240.12         15,349.76         16,714.33         15,198.22
03/31/99      16,832.50         15,876.67         17,407.81         15,842.13
04/30/99      17,595.00         16,596.95         18,091.61         16,397.84
05/31/99      17,147.29         16,108.97         17,428.08         15,974.45
06/30/99      18,135.38         16,920.63         18,238.51         16,874.17
07/31/99      18,173.01         16,966.11         18,181.33         17,042.85
08/31/99      18,161.36         16,948.38         18,146.54         17,143.91
09/30/99      18,089.94         16,801.26         17,968.12         16,886.66
10/31/99      18,894.73         17,455.07         18,899.64         17,401.17
11/30/99      20,476.77         18,627.35         19,428.88         18,310.73
12/31/99      23,136.00         20,697.20         20,999.07         19,915.26
01/31/00      22,211.63         19,888.72         19,794.11         19,079.13
02/29/00      23,962.00         21,118.71         19,845.12         19,915.26
03/31/00      24,343.38         21,644.64         21,214.33         20,732.40
04/30/00      22,907.77         20,564.64         20,314.90         20,048.29
05/31/00      22,110.13         19,953.34         19,798.17         19,582.71
06/30/00      23,129.66         20,743.39         20,462.36         20,418.85
07/31/00      22,511.99         20,323.04         19,883.88         19,733.56
08/31/00      23,526.71         21,148.21         20,528.21         20,473.32
09/30/00      22,219.65         20,024.04         19,434.26         19,113.76
10/31/00      21,505.45         19,536.30         19,106.26         18,374.00
11/30/00      20,029.19         18,397.69         17,943.83         17,054.43
12/31/00      20,578.83         18,937.37         18,231.74         17,684.23
01/31/01      20,922.95         19,250.96         18,582.82         18,174.07
02/28/01      19,223.90         17,840.29         17,010.29         16,324.67
03/31/01      17,785.95         16,601.09         15,890.15         14,975.11
04/30/01      19,062.35         17,738.86         17,061.48         16,294.68
05/31/01      18,879.21         17,630.79         16,839.15         15,894.81
06/30/01      18,346.56         17,135.21         16,309.19         15,404.97
07/31/01      17,909.22         16,710.38         16,091.20         15,155.05
08/31/01      17,140.56         16,046.71         15,316.46         14,595.24
09/30/01      15,440.12         14,547.67         13,964.80         13,145.71
10/31/01      15,875.85         14,909.97         14,231.45         13,595.56
11/30/01      16,825.52         15,723.15         15,071.23         14,405.30
12/31/01      17,062.94         15,951.91         15,164.44         14,588.70
01/31/02      16,542.67         15,468.53         14,703.49         14,156.37
02/28/02      16,390.35         15,377.19         14,574.17         14,136.26
03/31/02      17,157.35         16,105.66         15,245.35         14,850.11
04/30/02      16,724.25         15,715.02         14,698.96         14,458.00
05/31/02      16,702.65         15,750.62         14,723.47         14,498.21
06/30/02      15,677.68         14,835.92         13,827.60         13,643.60
07/31/02      14,297.66         13,523.90         12,660.86         12,376.77
08/31/02      14,346.02         13,586.14         12,682.48         12,497.42
09/30/02      12,957.91         12,235.67         11,286.13         11,512.10
10/31/02      13,692.75         12,934.68         12,117.74         12,165.63
11/30/02      14,364.83         13,567.80         12,769.24         12,577.85
12/31/02      13,706.11         12,976.45         12,148.83         12,258.72
01/31/03      13,275.51         12,560.44         11,778.60         11,784.12
02/28/03      12,963.17         12,251.35         11,572.46         11,440.79
03/31/03      12,844.36         12,115.96         11,534.26         11,481.19
04/30/03      13,906.85         13,156.10         12,556.41         12,480.87
05/31/03      14,776.44         13,966.35         13,271.29         13,147.32
06/30/03      15,027.73         14,234.51         13,499.31         13,298.79
07/31/03      15,364.97         14,535.40         13,771.86         13,440.16
08/31/03      15,748.63         14,920.19         14,067.71         13,581.53
09/30/03      15,794.71         15,001.74         14,152.37         13,732.99
10/31/03      16,677.15         15,854.97         14,990.79         14,419.64
11/30/03      16,954.55         16,149.28         15,217.37         14,773.07
12/31/03      17,908.43         17,123.49         16,170.89         15,658.38
01/31/04      18,254.45         17,482.77         16,430.37         15,941.79
02/29/04      18,578.17         17,856.10         16,705.50         16,326.41
03/31/04      18,483.27         17,779.79         16,594.65         16,265.68
04/30/04      18,013.63         17,320.17         16,254.77         16,154.34
05/31/04      18,070.19         17,378.80         16,390.40         16,285.93
06/30/04      18,399.23         17,671.26         16,739.60         16,630.07
07/31/04      17,688.39         17,010.91         16,193.05         16,103.74
08/31/04      17,673.81         17,020.70         16,264.22         16,083.49
09/30/04      18,111.02         17,475.66         16,571.90         16,447.88
10/31/04      18,526.99         17,893.29         16,977.42         16,893.23
11/30/04      19,559.84         18,891.15         17,869.27         17,773.83
12/31/04      20,290.48         19,584.99         18,551.39         18,526.85
01/31/05      19,827.35         19,212.66         18,133.72         18,247.40
02/28/05      20,448.17         19,825.69         18,708.16         18,702.81
03/31/05      19,994.54         19,412.99         18,346.58         18,350.90
04/30/05      19,524.40         18,978.17         17,945.28         17,936.89
05/31/05      19,920.10         19,300.51         18,264.12         18,164.60
06/30/05      20,129.24         19,506.80         18,422.16         18,071.44
07/31/05      20,901.43         20,277.66         19,065.67         18,816.66
08/31/05      21,154.47         20,527.79         19,209.34         19,044.36
09/30/05      21,676.50         21,074.96         19,708.28         19,354.87
10/31/05      21,087.88         20,598.98         19,230.13         19,034.01
11/30/05      21,711.41         21,252.71         19,870.87         19,427.32

                                   [END CHART]

                      DATA FROM 11/30/95 THROUGH 11/30/05.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

                 THE LIPPER GLOBAL FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GLOBAL FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

                 THE LIPPER GLOBAL FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER GLOBAL FUNDS CATEGORY.

                 THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================-------------------------------------------------------
                         OVERVIEW

---------------------------------------------------------
                    TOP 10 EQUITY HOLDINGS
                      (% of Net Assets)
---------------------------------------------------------

Reckitt Benckiser plc                               3.4%

Nestle S.A.                                         2.8%

Air Liquide S.A.                                    2.5%

Roche Holdings AG                                   2.1%

Johnson & Johnson, Inc.                             2.0%

Samsung Electronics Co. Ltd.                        1.9%

American Express Co.                                1.8%

Goldman Sachs Group, Inc.                           1.8%

Sanofi-Aventis S.A.                                 1.8%

Schneider Electric S.A.                             1.8%
---------------------------------------------------------

---------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
---------------------------------------------------------

Pharmaceuticals                                     10.6%

Household Products                                   5.4%

Health Care Equipment                                4.0%

Industrial Gases                                     3.6%

Diversified Banks                                    3.3%

Movies & Entertainment                               3.3%

Regional Banks                                       3.2%

Agricultural Products                                3.1%

Semiconductors                                       3.1%

Integrated Oil & Gas                                 2.9%
---------------------------------------------------------

                ASSET ALLOCATION
                    11/30/05

                         [PIE CHART OF ASSET ALLOCATION]

United States                                   36.6%
United Kingdom                                  13.4%
France                                          12.1%
Japan                                            9.6%
Switzerland                                      7.5%
Other*                                          29.7%

                    [END CHART]

                 *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY
                  MARKET INSTRUMENTS (3.1%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (9.6%).

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               INTERNATIONAL STOCKS (59.6%)

               AUSTRALIA (0.7%)
   184,364     QBE Insurance Group Ltd. (Property & Casualty Insurance)(f)                    $  2,584
                                                                                              --------
               AUSTRIA (1.0%)
    64,300     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)(f)                3,416
                                                                                              --------
               CANADA (1.5%)
    48,388     Canadian National Railway Co. (Railroads)                                         3,864
    28,600     EnCana Corp. (Oil & Gas Exploration & Production)                                 1,269
                                                                                              --------
                                                                                                 5,133
                                                                                              --------
               FRANCE (12.1%)
   186,000     AXA S.A. (Multi-Line Insurance)(f)                                                5,578
    48,870     Air Liquide S.A. (Industrial Gases)(a,f)                                          8,792
    58,300     Credit Agricole S.A. (Regional Banks)(f)                                          1,756
    35,400     L'Oreal S.A. (Personal Products)(f)                                               2,548
    56,800     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel &
                  Accessories & Luxury Goods)(a,f)                                               4,844
     2,100     Pernod Ricard S.A. (Distillers & Vintners)                                          343
    79,700     Sanofi-Aventis S.A. (Pharmaceuticals)(f)                                          6,412
    74,782     Schneider Electric S.A. (Electrical Components & Equipment)(f)                    6,420
    10,400     Total S.A. (Integrated Oil & Gas)(a,f)                                            2,599
    25,174     Total S.A. ADR (Integrated Oil & Gas)                                             3,139
                                                                                              --------
                                                                                                42,431
                                                                                              --------
               GERMANY (2.4%)
    40,700     Bayerische Motoren Werke AG (Automobile Manufacturers)(f)                         1,790
    37,500     E. On AG (Multi-Utilities)(f)                                                     3,565
    50,400     Schering AG (Pharmaceuticals)(f)                                                  3,257
                                                                                              --------
                                                                                                 8,612
                                                                                              --------
               HONG KONG (1.5%)
   254,000     Esprit Holdings Ltd. (Apparel Retail)(f)                                          1,785
 2,492,000     Hutchison Telecommunications International Ltd. (Wireless
                  Telecommunication Services)*(f)                                                3,454
                                                                                              --------
                                                                                                 5,239
                                                                                              --------
               HUNGARY (0.5%)
    25,000     OTP Bank Ltd. GDR (Regional Banks)(f)                                             1,641
                                                                                              --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               INDONESIA (0.3%)
 3,675,500     PT Bank Central Asia Tbk (Diversified Banks)(f)                                $  1,207
                                                                                              --------
               ITALY (1.1%)
   604,300     UniCredito Italiano S.p.A. (Regional Banks)(f)                                    3,733
                                                                                              --------
               JAPAN (9.6%)
   384,000     Asahi Glass Co. Ltd. (Building Products)(a,f)                                     4,409
   154,000     Bridgestone Corp. (Tires & Rubber)(a,f)                                           3,297
    95,000     Canon, Inc. (Electronic Equipment Manufacturers)(a,f)                             5,342
    57,600     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)(a,f)                             1,296
    26,700     Nintendo Co. Ltd. (Leisure Products)(f)                                           2,924
    39,400     Nitto Denko Corp. (Specialty Chemicals)(f)                                        2,696
    39,100     Omron Corp. (Electrical Components & Equipment)(f)                                  889
   164,000     Ricoh Co., Ltd. (Office Electronics)(f)                                           2,862
   435,000     Shinsei Bank Ltd. (Diversified Banks)(f)                                          2,433
   416,000     Tokyo Gas Co. Ltd. (Gas Utilities)(f)                                             1,671
   220,000     Toray Industries, Inc. (Textiles)(f)                                              1,499
    92,500     Toyota Motor Corp. (Automobile Manufacturers)(f)                                  4,475
                                                                                              --------
                                                                                                33,793
                                                                                              --------
               KOREA (1.9%)
    11,480     Samsung Electronics Co. Ltd. (Semiconductors)(f)                                  6,612
                                                                                              --------
               NETHERLANDS (0.5%)
   134,700     Reed Elsevier N.V. (Publishing)(f)                                                1,790
                                                                                              --------
               POLAND (0.2%)
    85,200     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(f)                   715
                                                                                              --------
               SINGAPORE (0.8%)
 1,867,150     Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(f)      2,766
                                                                                              --------
               SPAIN (2.0%)
   204,800     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(f)                       3,610
   125,100     Iberdrola S.A. (Electric Utilities)(a,f)                                          3,280
                                                                                              --------
                                                                                                 6,890
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES    SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              SWEDEN (2.2%)
    69,300    Atlas Copco AB "A" (Industrial Machinery)(f)                                    $  1,384
   417,800    LM Ericsson Telephone Co. "B" ADR (Communications Equipment)(f)                    1,359
   107,700    Sandvik AB (Industrial Machinery)(f)                                               5,082
                                                                                              --------
                                                                                                 7,825
                                                                                              --------
              SWITZERLAND (7.5%)
    37,543    Julius Baer Holding Ltd. "B" (Diversified Banks)(f)                                2,628
    33,274    Nestle S.A. (Packaged Foods & Meat)(f)                                             9,802
    50,200    Roche Holdings AG (Pharmaceuticals)(f)                                             7,512
     7,300    Swiss Re (Reinsurance)(f)                                                            537
    64,166    UBS AG (Diversified Capital Markets)(f)                                            5,888
                                                                                              --------
                                                                                                26,367
                                                                                              --------
              THAILAND (0.4%)
   618,400    Bangkok Bank Public Co. Ltd. (Diversified Banks)(f)                                1,574
                                                                                              --------
              UNITED KINGDOM (13.4%)
    71,900    AstraZeneca plc (Pharmaceuticals)(f)                                               3,305
   302,551    BP plc (Oil & Gas Exploration & Production)(f)                                     3,323
   363,495    Diageo plc (Distillers & Vintners)(f)                                              5,234
    94,200    GlaxoSmithKline plc (Pharmaceuticals)(f)                                           2,332
 1,046,800    Hilton Group plc (Casinos & Gaming)(f)                                             6,019
   135,400    Next plc (Apparel Retail)(f)                                                       3,221
   386,500    Reckitt Benckiser plc (Household Products)(f)                                     11,912
   251,100    Smith & Nephew plc (Health Care Equipment)(f)                                      2,234
   775,100    Tesco plc (Food Retail)(f)                                                         4,055
 1,004,900    Vodafone Group plc (Wireless Telecommunication Services)(f)                        2,158
   397,200    William Hill plc (Casinos & Gaming)(f)                                             3,476
                                                                                              --------
                                                                                                47,269
                                                                                              --------
              Total international stocks (cost: $155,110)                                      209,597
                                                                                              --------
              U.S. STOCKS (36.6%)

              BIOTECHNOLOGY (1.1%)
    78,100    Gilead Sciences, Inc.*                                                             3,959
                                                                                              --------

              COMPUTER HARDWARE (1.3%)
   146,900    Dell, Inc.*                                                                        4,430
                                                                                              --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               CONSUMER FINANCE (1.8%)
   122,800     American Express Co.                                                           $  6,314
                                                                                              --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    78,500     DST Systems, Inc.*                                                                4,668
                                                                                              --------
               HEALTH CARE EQUIPMENT (3.4%)
    78,300     Fisher Scientific International, Inc.*                                            5,048
    46,300     Medtronic, Inc.                                                                   2,573
   108,000     Waters Corp.*                                                                     4,237
                                                                                              --------
                                                                                                11,858
                                                                                              --------
               HEALTH CARE SUPPLIES (0.8%)
    50,300     DENTSPLY International, Inc.                                                      2,798
                                                                                              --------
               HOME IMPROVEMENT RETAIL (0.7%)
    60,500     Home Depot, Inc.                                                                  2,528
                                                                                              --------
               HOUSEHOLD PRODUCTS (2.0%)
    33,400     Colgate-Palmolive Corp.                                                           1,821
    91,637     Procter & Gamble Co.                                                              5,241
                                                                                              --------
                                                                                                 7,062
                                                                                              --------
               HYPERMARKETS & SUPER CENTERS (1.1%)
    77,100     Wal-Mart Stores, Inc.                                                             3,744
                                                                                              --------
               INDUSTRIAL CONGLOMERATES (1.1%)
    49,000     3M Co.                                                                            3,846
                                                                                              --------
               INDUSTRIAL GASES (1.1%)
    72,300     Praxair, Inc.                                                                     3,760
                                                                                              --------
               INTEGRATED OIL & GAS (1.3%)
    77,600     Chevron Corp.                                                                     4,447
                                                                                              --------
               INVESTMENT BANKING & BROKERAGE (1.8%)
    48,900     Goldman Sachs Group, Inc.                                                         6,306
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (1.7%)
   206,100     Accenture Ltd. "A"                                                             $  5,861
                                                                                              --------
               LIFE & HEALTH INSURANCE (0.6%)
    42,800     Lincoln National Corp.                                                            2,225
                                                                                              --------
               MOTORCYCLE MANUFACTURERS (1.3%)
    84,900     Harley-Davidson, Inc.                                                             4,573
                                                                                              --------
               MOVIES & ENTERTAINMENT (3.3%)
   162,700     Viacom, Inc. "B"                                                                  5,434
   250,700     Walt Disney Co.                                                                   6,250
                                                                                              --------
                                                                                                11,684
                                                                                              --------
               OIL & GAS DRILLING (0.9%)
    42,700     Noble Corp.                                                                       3,077
                                                                                              --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    57,000     Citigroup, Inc.                                                                   2,767
                                                                                              --------
               PERSONAL PRODUCTS (1.0%)
   112,800     Estee Lauder Companies, Inc. "A"                                                  3,724
                                                                                              --------
               PHARMACEUTICALS (3.7%)
   119,700     Eli Lilly and Co.                                                                 6,045
   113,300     Johnson & Johnson                                                                 6,996
                                                                                              --------
                                                                                                13,041
                                                                                              --------
               SEMICONDUCTORS (1.2%)
   165,200     Intel Corp.                                                                       4,408
                                                                                              --------
               SOFT DRINKS (0.8%)
    47,400     PepsiCo, Inc.                                                                     2,806
                                                                                              --------
               SYSTEMS SOFTWARE (2.5%)
   495,300     Oracle Corp.*                                                                     6,226
   148,200     Symantec Corp.*                                                                   2,619
                                                                                              --------
                                                                                                 8,845
                                                                                              --------
               Total U.S. stocks (cost: $117,667)                                              128,731
                                                                                              --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                      MARKET
    AMOUNT                                                                                       VALUE
     (000)     SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (3.1%)

               COMMERCIAL PAPER (3.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (3.1%)
   $10,906     Cargill Inc., 4.01%, 12/01/2005(g,h) (cost: $10,906)                           $ 10,906
                                                                                              --------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (9.6%)

               REPURCHASE AGREEMENTS (9.3%)(B)
    14,000     Credit Suisse First Boston, LLC, 4.02%, acquired on 11/30/2005 and due
                  12/01/2005 at $14,000 (collateralized by $14,560 of Federal
                  Home Loan Bank Bonds(d), 3.80%, due 9/30/2008; market value
                  $14,284)                                                                      14,000
    13,000     Deutsche Bank Securities, Inc., 4.00%, acquired on 11/30/2005 and due 12/01/2005 at $13,000 (collateralized by $5,795 of
                  Fannie Mae Notes(d), 6.00%, due 8/14/2023; $7,107 of Federal
                  Farm Credit Discount Notes(d), 4.11%(e), due 12/06/2005; and
                  $411 of Freddie Mac Notes(d), 2.30%, due 2/24/2006; combined
                  market value $13,260)                                                         13,000
     4,850     Lehman Brothers, Inc., 3.99%, acquired on 11/30/2005 and due
                  12/01/2005 at $4,850 (collateralized by $8,100 of Freddie Mac
                  Notes(d), 5.58%(e), due 11/05/2014; market value $4,950)                       4,850
     1,000     Morgan Stanley & Co., Inc., 4.02%, acquired on 11/30/2005
                  and due 12/01/2005 at $1,000 (collateralized by $1,035 of
                  Fannie Mae Notes(d), 4.00%, due 5/23/2007; market value $1,025)                1,000
                                                                                              --------
                                                                                                32,850
                                                                                              --------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (0.3%)
   817,616     AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.00%(c)                     818
   122,560     Merrill Lynch Premier Institutional Fund, 3.91%(c)                                  122
                                                                                              --------
                                                                                                   940
                                                                                              --------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $33,790)                                             33,790
                                                                                              --------

               TOTAL INVESTMENTS (COST: $317,473)                                             $383,024
                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2005.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) Rate represents the money market fund annualized seven-day yield at November 30, 2005.

         (d) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

         (f) Security was fair valued at November 30, 2005, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Directors.

         (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         * Non-income-producing security for the 12 months preceding November 30, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $30,683) (identified cost of $317,473)                    $383,024
  Cash                                                                           8
  Cash denominated in foreign currencies (identified cost of $30)               28
  Receivables:
     Capital shares sold                                                       161
     Dividends and interest                                                    596
     Securities sold                                                         5,853
     Other                                                                       8
                                                                          --------
        Total assets                                                       389,678
                                                                          --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                       33,797
     Securities purchased                                                    3,616
     Capital shares redeemed                                                   110
  Unrealized depreciation on foreign currency contracts held, at value           4
  Accrued management fees                                                      216
  Accrued transfer agent's fees                                                  3
  Other accrued expenses and payables                                           51
                                                                          --------
        Total liabilities                                                   37,797
                                                                          --------
           Net assets applicable to capital shares outstanding            $351,881
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $255,642
  Accumulated undistributed net investment income                            1,684
  Accumulated net realized gain on investments                              29,018
  Net unrealized appreciation of investments                                65,551
  Net unrealized depreciation on foreign currency translations                 (14)
                                                                          --------
           Net assets applicable to capital shares outstanding            $351,881
                                                                          ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                           18,749
                                                                          ========

  Net asset value, redemption price, and offering price per share         $  18.77
                                                                          ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $86)                        $ 2,201
  Interest                                                                    145
  Securities lending                                                           37
                                                                          -------
     Total income                                                           2,383
                                                                          -------
EXPENSES
  Management fees                                                           1,287
  Administration and servicing fees                                           257
  Transfer agent's fees                                                       425
  Custody and accounting fees                                                 108
  Postage                                                                      51
  Shareholder reporting fees                                                   14
  Trustees' fees                                                                4
  Registration fees                                                            18
  Professional fees                                                            28
  Other                                                                         7
                                                                          -------
     Total expenses                                                         2,199
  Expenses paid indirectly                                                    (24)
                                                                          -------
     Net expenses                                                           2,175
                                                                          -------
NET INVESTMENT INCOME                                                         208
                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                                           14,189
     Foreign currency transactions                                            (85)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                            8,492
     Foreign currency translations                                             13
                                                                          -------
        Net realized and unrealized gain                                   22,609
                                                                          -------
  Increase in net assets resulting from operations                        $22,817
                                                                          =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED), AND YEAR ENDED
MAY 31, 2005

                                                              11/30/2005      5/31/2005
                                                              -------------------------
FROM OPERATIONS
  Net investment income                                         $    208       $  1,559
  Net realized gain on investments                                14,189         23,455
  Net realized loss on foreign currency transactions                 (85)           (33)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                   8,492          8,048
     Foreign currency translations                                    13            (41)
                                                                -----------------------
     Increase in net assets resulting from operations             22,817         32,988
                                                                -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                -         (1,517)
  Net realized gains                                                   -         (5,663)
                                                                -----------------------
     Distributions to shareholders                                     -         (7,180)
                                                                -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       20,533         45,314
  Reinvested dividends                                                 -          7,049
  Cost of shares redeemed                                        (22,261)       (36,011)
                                                                -----------------------
     Increase (decrease) in net assets from capital share
        transactions                                              (1,728)        16,352
                                                                -----------------------
  Capital contribution from USAA Transfer Agency Company               -              3
                                                                -----------------------
  Net increase in net assets                                      21,089         42,163

NET ASSETS
  Beginning of period                                            330,792        288,629
                                                                -----------------------
  End of period                                                 $351,881       $330,792
                                                                =======================
Accumulated undistributed net investment income:
  End of period                                                 $  1,684       $  1,476
                                                                =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      1,120          2,626
  Shares issued for dividends reinvested                               -            398
  Shares redeemed                                                 (1,219)        (2,109)
                                                                -----------------------
     Increase in shares outstanding                                  (99)           915
                                                                =======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              5. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

              Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest,

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

              and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $23,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $24,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 1.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $71,148,000 and $77,358,000, respectively.

         As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $70,484,000 and $4,933,000, respectively, resulting in net unrealized appreciation of $65,551,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

         At November 30, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                               FOREIGN CURRENCY CONTRACTS TO BUY
--------------------------------------------------------------------------------------------------
                                          U.S. DOLLAR                                 UNREALIZED
 EXCHANGE             CONTRACTS TO        VALUE AS OF          IN EXCHANGE           APPRECIATION
   DATE                 RECEIVE           11/30/2005         FOR U.S. DOLLAR        (DEPRECIATION)
--------------------------------------------------------------------------------------------------
12/01/2005                431                $328                 $331                   $(3)
                      Swiss Franc
12/01/2005                710                 540                  540                     -
                      Swiss Franc
--------------------------------------------------------------------------------------------------
                                             $868                 $871                   $(3)
--------------------------------------------------------------------------------------------------

                               FOREIGN CURRENCY CONTRACTS TO SELL
--------------------------------------------------------------------------------------------------
                                          U.S. DOLLAR                                 UNREALIZED
 EXCHANGE             CONTRACTS TO        VALUE AS OF          IN EXCHANGE           APPRECIATION
   DATE                 DELIVER           11/30/2005         FOR U.S. DOLLAR        (DEPRECIATION)
--------------------------------------------------------------------------------------------------
12/01/2005                 1               $    1               $    1                   $ -
                          Euro
12/01/2005                3,222                27                   27                     -
                      Japanese Yen
12/01/2005                 19                  11                   11                     -
                    Singapore Dollar
12/02/2005                 42                  36                   36                     -
                    Canadian Dollar
12/05/2005                263                 310                  310                     -
                          Euro
12/05/2005                717               1,240                1,240                     -
                    Pound Sterling
12/05/2005               7,346                910                  909                    (1)
                     Swedish Krona
--------------------------------------------------------------------------------------------------
                                           $2,535               $2,534                   $(1)
--------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

         income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2005, the Fund received securities-lending income of $37,000, which is net of the 20% income retained by MetWest. As of November 30, 2005, the Fund loaned securities having a fair market value of approximately $30,683,000 and received cash collateral of $33,797,000 for the loans. Of this amount, $33,790,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $7,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,287,000, which included no performance adjustment.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA World Growth Fund, the USAA International Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, plus 0.200% of the aggregate average net assets of the MFSIM Funds over $1 billion. Effective January 1, 2006, the Manager (not the Fund) will pay MFSIM a subadvisory fee in the annual amount of 0.29% of the aggregate average net assets of the MFSIM Funds. For the six-month period ended November 30, 2005, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $1,729,000 for the MFSIM Funds in total, of which $421,000 was based on the average net assets of the USAA World Growth Fund.

              C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $257,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $425,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                              YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $  17.55        $  16.09        $  13.02        $  14.42        $  15.90        $  20.61
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                    .01             .08             .08             .04             .03             .07
  Net realized and
    unrealized gain (loss)                1.21            1.78            3.03           (1.39)          (1.43)          (3.70)
                                      ----------------------------------------------------------------------------------------
Total from investment operations          1.22            1.86            3.11           (1.35)          (1.40)          (3.63)
                                      ----------------------------------------------------------------------------------------
Less distributions:
  From net investment income                 -            (.08)           (.04)           (.05)           (.07)           (.07)
  From realized capital gains                -            (.32)              -               -            (.01)          (1.01)
                                      ----------------------------------------------------------------------------------------
  Total distributions                        -            (.40)           (.04)           (.05)           (.08)          (1.08)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  18.77        $  17.55        $  16.09        $  13.02        $  14.42        $  15.90
                                      ========================================================================================
Total return (%)*                         6.95           11.54           23.87           (9.32)          (8.79)         (18.83)
Net assets at end of period (000)     $351,881        $330,792        $288,629        $231,337        $276,019        $320,269
Ratio of expenses to average
  net assets (%)**(b)                     1.28(a)         1.31            1.32            1.53            1.40            1.14
Ratio of net investment income to
  average net assets (%)**                 .12(a)          .50             .59             .35             .21             .41
Portfolio turnover (%)                   21.43           36.49           56.13          138.42           51.18           38.30

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30,
    2005, average net assets were $342,372,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)          (.01%)          (.02%)          (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING              ENDING               DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2005-
                                    JUNE 1, 2005        NOVEMBER 30, 2005       NOVEMBER 30, 2005
                                    -------------------------------------------------------------
         Actual                       $1,000.00            $1,069.50                  $6.57

         Hypothetical
            (5% return before          1,000.00             1,018.72                   6.41
            expenses)

         *Expenses are equal to the Fund's annualized expense ratio of 1.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.95% for the six-month period of June 1, 2005, through November 30, 2005.

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

                                                                              39

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

40

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23412-0106                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.